Earnings (Loss) Per Ordinary Share	12 Months Ended
Dec. 31, 2012
Earnings Per Ordinary Share [Abstract]
Earnings Per Ordinary Share
Note 18 - Earnings Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated:

	Year ended December 31,
	2012	2011	2010
	U.S. Dollars (In thousands, except per share data)
Net income attributable to Ordinary Shares	3	5,378	2,816

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share calculation	29,849	29,557	29,259

Add assumed exercise of outstanding dilutive potential
Ordinary Shares	164	452	1,101

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share calculation	30,013	30,009	30,360

Basic income per Ordinary Share	0.00	0.18	0.10

Diluted income per Ordinary Share	0.00	0.18	0.09